Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	Feb. 28, 2026	May 31, 2025	May 31, 2024
Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) [Line Items]
Outside services	$ 680,775	$ 220,411	$ 123,065
Employee compensation	8,703	5,884	12,285
Other	10,364	5,563	13,298
Total	$ 699,842	$ 231,858	$ 148,648